Provisions - Current and non-current (Details) - EUR (€) € in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Provisions
Current liabilities	€ 731	€ 1,066
Non-current liabilities	1,261	1,430
Total Provisions	1,992	2,496	€ 2,448
Asset retirement obligations
Provisions
Current liabilities	62	56
Non-current liabilities	1,053	903
Total Provisions	1,115	959	933
Legal and regulatory
Provisions
Current liabilities	283	222
Non-current liabilities	43	53
Total Provisions	326	275	269
Restructuring provision
Provisions
Current liabilities	72	478
Non-current liabilities	60	353
Total Provisions	132	831	942
Other
Provisions
Current liabilities	314	310
Non-current liabilities	105	121
Total Provisions	€ 419	€ 431	€ 304